IMPAIRMENT LOSS	12 Months Ended
Dec. 31, 2018
IMPAIRMENT LOSS
IMPAIRMENT LOSS

24. IMPAIRMENT LOSS

The Company performs goodwill impairment tests on an annual basis as at December 31 each year. In addition, the Company assesses for indicators of impairment at each reporting period end and if an indicator of impairment is identified, goodwill and long‑lived assets are tested for impairment at that time. If an indicator of impairment exists, the recoverable amount of the asset is calculated in order to determine if any impairment loss is required. An impairment loss is recognized for any excess of the carrying amount of the asset over its recoverable amount.

Goodwill Impairment Tests

The estimated recoverable amount of the Canadian Malartic joint operation segment as at December 31, 2018 and December 31, 2017 was determined on the basis of fair value less costs to dispose of the Canadian Malartic mine as well as the exploration properties included in the joint operation. As a result of the acquisition of the additional 50.0% of the CMC Exploration Assets on March 28, 2018 (see Note 5), the Company has removed the CMC Exploration Assets from the Canadian Malartic joint operation goodwill test in 2018. The estimated recoverable amount of the Canadian Malartic mine and certain exploration properties were calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 5.50% (2017 - 5.75% - 9.00%), commensurate with the estimated level of risk. The recoverable amount calculation was based on an estimate of future production levels applying gold prices of $1,300 per ounce (in real terms) (2017 - $1,300), foreign exchange rates of US$0.76:C$1.00 to US$0.80:C$1.00 (2017- US$0.78:C$1.00 to US$0.80:C$1.00), an inflation rate of 2.0%, and capital, operating and reclamation costs based on applicable life of mine plans. Exploration properties within the joint operation were valued by reference to comparable recent transactions or by a cashflow extension approach where the mineralization is expected to have sufficiently similar economics to the mineralization of the Canadian Malartic mine. As the Canadian Malartic joint operation segment's carrying amount exceeded its estimated recoverable amount at December 31, 2018, an impairment loss of $250.0 million was recognized  in the impairment loss line item in the consolidated statements of income (loss) at December 31, 2018 to decrease the carrying amount of goodwill. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

The estimated recoverable amount of the La India mine CGU as at December 31, 2018 and December 31, 2017 was determined on the basis of fair value less costs to dispose of the La India mine. The estimated recoverable amount of the La India mine was calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 6.25% (2017 - 6.25%), commensurate with the estimated level of risk. The recoverable amount calculation was based on an estimate of future production levels applying gold prices of $1,300 per ounce (in real terms) (2017 - $1,300), an inflation rate of 2.0%, and capital, operating and reclamation costs based on applicable life of mine plans. Other mineral resources within the CGU were valued by reference to comparable recent transactions. As the La India mine CGU's carrying amount exceeded its estimated recoverable amount at December 31, 2018, an impairment loss of $39.0 million was recognized in the impairment loss line item in the consolidated statements of income (loss) at December 31, 2018 to decrease the carrying amount of goodwill. The goodwill impairment was primarily due to the expected loss of value from production while the carrying value was not equally reduced through amortization. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

Impairment Indicators Assessment

Agnico Eagle owns a 100% interest in the El Barqueño project in the state of Jalisco, Mexico. In 2018, 28,000 meters of drilling was completed at the El Barqueño project, with a principal focus on testing new target areas.  Progress on current development studies at the end of 2018 indicated that the project did not meet the Company's internal investment criteria. The Company identified this as a circumstance that suggested that the carrying amount of the El Barqueño exploration asset may exceed its recoverable amount and an impairment test was performed as at December 31, 2018. In estimating the fair value of the El Barqueño project, the Company applied a market approach using a price per gold equivalent ounce metric by reference to comparable recent transactions. As the El Barqueño project's carrying amount exceeded its estimated fair value, an impairment loss of $101.6 million was recognized in the impairment loss line item in the consolidated statements of income (loss) at December 31, 2018 to decrease the carrying amount of the mining property. The El Barqueño project is part of the Company's Exploration segment.

Key Assumptions

Discount rates were based on each asset group’s weighted average cost of capital, of which the two main components are the cost of equity and the after-tax cost of debt. Cost of equity was calculated based on the capital asset pricing model, incorporating the risk-free rate of return based on local government marketable bond yields as at the valuation date, the Company’s beta coefficient adjustment to the market equity risk premium based on the volatility of the Company’s return in relation to that of a comparable market portfolio, plus a size premium and Company-specific risk factor. Cost of debt was determined by applying an appropriate market indication of the Company’s borrowing capabilities and the corporate income tax rate applicable to each asset group’s jurisdiction. Gold price estimates were determined using forecasts of future prices prepared by industry analysts, which were available as at or close to the valuation date. Foreign exchange estimates are based on a combination of currency forward curves and estimates that reflect the outlooks of major global financial institutions. Estimated production volumes are based on detailed life of mine plans and also take into account management’s expected development plans. The production volumes used were consistent with the Company’s mineral reserve and mineral resource estimates and in certain circumstances, include expansion projects. Assumptions are also made related to the valuation of mineral resources beyond what is included in the life of mine plans including determining the appropriate valuation method for mineralization and ascribing anticipated economics to mineralization in cases where no comprehensive economic study has been completed.